Warrants (Details) - A summary of outstanding common stock warrants (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Total
Warrants Outstanding	7,453,288		7,453,288		70,379,320
Warrants Subject to Anti-Dilution	4,769,302	1,072,847	2,765,892	1,068,198	129,716,933	70,061,153
Warrant A [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant A [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	6,128,379		6,128,379		56,173,248
Exercise Price (in Dollars per Share)	$ 2.60		$ 2.60		$ 0.6200
Expiration Date	August and September 2018		August and September 2018		May 2016
Warrant B [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			717,905		3,718,425
Warrant B [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	717,905		717,905		4,487,656
Exercise Price (in Dollars per Share)	$ 4.04		$ 4.04		$ 0.7800
Expiration Date	June and August 2014		June and August 2014		June and August 2014
Warrant C [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			552,186		2,774,050
Warrant C [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	552,186		552,186		2,875,736
Exercise Price (in Dollars per Share)	$ 4.22		$ 4.22		$ 0.8400
Expiration Date	December 2014 and January 2015		December 2014 and January 2015		December 2014 and January 2015
Warrant D [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution					2,084,914
Warrant D [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	7,740		7,740		2,265,071
Exercise Price (in Dollars per Share)	$ 77.52		$ 77.52		$ 0.8400
Expiration Date	June and August 2014		June and August 2014		May 2013
Warrant E [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant E [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	1,022		1,022		95,368
Exercise Price (in Dollars per Share)	$ 83.49		$ 83.49		$ 1.4680
Expiration Date	December 2014 and January 2015		December 2014 and January 2015		December 2015
Warrant F [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant F [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	960		960		203,500
Exercise Price (in Dollars per Share)	$ 145.90		$ 145.90		$ 1.5000
Expiration Date	December 2015		December 2015		July 2015
Warrant G [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant G [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	2,047		2,047		3,000,830
Exercise Price (in Dollars per Share)	$ 149.09		$ 149.09		$ 1.5500
Expiration Date	July 2015		July 2015		July 2015
Warrant H [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant H [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	30,192		30,192		200,000
Exercise Price (in Dollars per Share)	$ 154.05		$ 154.05		$ 3.0000
Expiration Date	July 2015		July 2015		December 2014 and November 2015
Warrant I [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant I [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock
Warrants Outstanding	2,012		2,012
Exercise Price (in Dollars per Share)	$ 298.17		$ 298.17
Expiration Date	December 2014 and November 2015		December 2014 and November 2015
Subtotal [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			1,270,091		8,577,389
Subtotal [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Subtotal
Warrants Outstanding	7,442,443		7,442,443		69,301,409
Warrant J [Member] | Warrant [Member] | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant J [Member] | Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Series C CPS
Warrants Outstanding	10,845		10,845
Exercise Price (in Dollars per Share)	$ 230.52		$ 230.52
Expiration Date	March 2014		March 2014
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			1,270,091		8,577,389